Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
. Property and Equipment

The following table provides details of the property and equipment, net:

	December 31,
(in thousands)	2019	2018
Leasehold improvements	$350	$322
Manufacturing equipment	1,550	1,435
Computer and office equipment	9,101	9,119
Furniture and fixtures	136	123
Equipment under lease	6,652	6,529
Transportation equipment	67	67
Total	17,856	17,595
Less accumulated depreciation	(16,040)	(13,952)
Construction in progress	744	62
Property and equipment, net (1)	$2,560	$3,705

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(1) The amounts above exclude $3.0 million and $3.7 million of Property and Equipment at Noden classified as held for sale. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

Depreciation expense on property and equipment amounted to $2.7 million, $3.1 million and $2.1 million for the years ended December 31, 2019, 2018 and 2017, respectively.